Ordinary shares and Series A-1 Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands												6 Months Ended
	Mar. 09, 2023 USD ($) $ / shares shares	Mar. 03, 2023 CNY (¥) shares	Mar. 03, 2023 USD ($) $ / shares shares	Feb. 21, 2023 shares	Feb. 10, 2023 USD ($) $ / shares shares	Dec. 08, 2022 CNY (¥) shares	Dec. 08, 2022 USD ($) $ / shares shares	Nov. 29, 2022 shares	Nov. 01, 2019 CNY (¥) shares	Nov. 01, 2019 USD ($) $ / shares shares	Oct. 25, 2013 shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Oct. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2018 shares	Jan. 01, 2013 $ / shares shares
Ordinary shares and Series A-1 Convertible Preferred Shares
Ordinary shares, shares authorized															50,000,000,000	2,275,948,587	2,000,000,000
Ordinary shares, par value | $ / shares															$ 0.0000001		$ 0.0000001
Common stock issued																	975,308,700
Authorized share capital | $															$ 5,000
Net proceeds						¥ 3,136	$ 450					¥ 264	$ 36
Proceeds from issuance of convertible debt | $					$ 21,000
Debt principal amount | $	$ 21,000				$ 21,000
Series A-1 Convertible Preferred Shares
Ordinary shares and Series A-1 Convertible Preferred Shares
Issuance of ordinary shares (in shares)											111,110,000
Shares issued for each shares converted											1
Class A & Class B ordinary shares
Ordinary shares and Series A-1 Convertible Preferred Shares
Ordinary shares, shares authorized										5,000,000,000
Authorized share capital | $										$ 500
Class A ordinary shares
Ordinary shares and Series A-1 Convertible Preferred Shares
Ordinary shares, shares authorized										3,380,061,942					30,000,000,000
Ordinary shares, par value | $ / shares										$ 0.0000001			$ 0.0000001	$ 0.0000001
Common stock issued					375								20,856,591,996	1,850,866,648
Issuance of ordinary shares (in shares)						375,000,000	375,000,000		150,000,000	150,000,000
Number of shares re-designated									325,773,972	325,773,972
Re-designation ratio									1	1
Number of shares issued upon conversion of outstanding preferred shares									715,043,731	715,043,731
Exercise of share options under share-based compensation									12,504,475	12,504,475
Offering price per share | $ / shares			$ 0.0017				$ 0.0017			$ 0.52
Net proceeds		¥ 158	$ 23						¥ 498,436	$ 71,596
Voting rights									one	one
Conversion of stock		120,811,500	120,811,500	129,519,698					1	1
Conversion price | $ / shares	$ 0.00112
Share issued during period share conversion units	18,750,000,000
Class B ordinary shares
Ordinary shares and Series A-1 Convertible Preferred Shares
Ordinary shares, shares authorized										619,938,058					10,000,000,000
Ordinary shares, par value | $ / shares													$ 0.0000001	$ 0.0000001
Common stock issued													490,418,360	619,938,058
Number of shares re-designated									619,938,058	619,938,058
Re-designation ratio									1	1
Voting rights									ten	ten
Class C ordinary shares
Ordinary shares and Series A-1 Convertible Preferred Shares
Ordinary shares, par value | $ / shares													$ 0.0000001	$ 0.0000001
Common stock issued	5,625,000												5,700,000	75,000
Issuance of ordinary shares (in shares)						75,000	75,000	7,875,000
Offering price per share | $ / shares							$ 0.0036
Voting rights									10,000	10,000
Conversion price | $ / shares	$ 0.00271
Shares not designated yet
Ordinary shares and Series A-1 Convertible Preferred Shares
Ordinary shares, shares authorized										1,000,000,000					10,000,000,000
ADS
Ordinary shares and Series A-1 Convertible Preferred Shares
Debt instrument interest rate					8.00%
Maximum percentage of holder to company's ordinary shares					64.00%
Conversion price | $ / shares					$ 0.47